Interest income	12 Months Ended
Dec. 31, 2021
Interest income [Abstract]
Interest income
28. Net interest income
28.1. Interest income
Interest revenue calculated using the effective interest method.

	2021	2020	2019
Interest from government securities	53,452,622	50,813,144	74,109,634
Premium for reverse repurchase agreements	37,601,941	7,481,314	3,717,583
Interest from credit card loans	25,555,702	28,237,184	43,254,269
Stabilization Coefficient (CER) clause adjustment (1)	18,319,527	3,844,224	163,733
Interest from other loans	16,980,842	17,010,427	11,135,173
Interest from commercial papers	14,704,772	15,370,046	22,718,311
Interest from consumer loans	14,541,326	14,433,958	18,567,571
UVA clause adjustment (1)	13,943,778	13,935,893	22,319,438
Interest from overdrafts	8,467,937	16,323,560	20,890,008
Interest from car loans	5,569,849	4,520,700	2,977,629
Interest from mortgage loans	1,721,489	1,406,508	2,853,701
Interest from loans for the prefinancing and financing of exports	978,592	2,157,608	6,483,647
Interest from financial leases	957,071	817,102	1,209,718
Interest on loans to financial institutions	945,019	1,822,504	5,585,522
Interest from private securities	156,705	34,890	22,029
Other financial income	865,078	691,084	16,448

TOTAL	214,762,250	178,900,146	236,024,414

(1)	Adjustment clauses based on the variation of the consumer price index.
28.2. Interest expenses

	2021	2020	2019
Time deposits	68,377,573	50,167,009	79,748,573
Savings accounts deposits	14,324,564	4,075,668	5,660,029
UVA clause adjustment (1)	4,723,875	1,526,223	3,164,299
Bank loans	2,668,167	2,105,609	1,856,947
Other liabilities	844,125	4,018,706	8,646,451
Interest on the lease liability	463,673	563,784	652,895
Premium for reverse repurchase agreements	2,831	—	5,430
Others	4,271	141,338	72,670

TOTAL	91,409,079	62,598,337	99,807,294

(1)	Adjustment clause based on the variation of the consumer price index.